Schedule of Investments(a)
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.73%
Aerospace & Defense–3.17%
HEICO Corp.	315,105	$38,578,305
TransDigm Group, Inc.	89,960	57,869,469
		96,447,774
Apparel Retail–0.90%
Burlington Stores, Inc.(b)	125,593	27,312,710
Apparel, Accessories & Luxury Goods–1.81%
lululemon athletica, inc.(b)	229,836	55,020,440
Application Software–11.39%
ANSYS, Inc.(b)	107,432	29,471,821
Aspen Technology, Inc.(b)	171,732	20,432,673
Atlassian Corp. PLC, Class A(b)	282,500	41,527,500
Coupa Software, Inc.(b)	165,743	26,709,484
DocuSign, Inc.(b)	62,008	4,868,248
Paycom Software, Inc.(b)	92,915	29,561,836
RingCentral, Inc., Class A(b)	336,212	69,118,463
Splunk, Inc.(b)	245,652	38,139,929
Synopsys, Inc.(b)	425,005	62,692,488
Trade Desk, Inc. (The), Class A(b)	88,687	23,872,767
		346,395,209
Asset Management & Custody Banks–0.80%
KKR & Co., Inc., Class A	759,847	24,239,119
Auto Parts & Equipment–0.63%
Aptiv PLC	227,822	19,317,027
Automotive Retail–2.60%
CarMax, Inc.(b)	225,562	21,888,537
O’Reilly Automotive, Inc.(b)	141,134	57,314,517
		79,203,054
Biotechnology–0.46%
Seattle Genetics, Inc.(b)	130,298	14,123,000
Building Products–0.25%
Masco Corp.	162,360	7,715,347
Cable & Satellite–1.08%
Cable One, Inc.	19,365	32,998,541
Communications Equipment–0.66%
Motorola Solutions, Inc.	112,706	19,948,962
Construction Materials–0.88%
Martin Marietta Materials, Inc.	100,991	26,641,426
Consumer Electronics–0.51%
Garmin Ltd.	159,994	15,511,418
Data Processing & Outsourced Services–3.28%
Euronet Worldwide, Inc.(b)	187,747	29,596,437
Global Payments, Inc.	241,892	47,277,792
WEX, Inc.(b)	105,223	22,824,973
		99,699,202
Shares		Value
Distributors–1.91%
Pool Corp.	265,007	$58,116,035
Diversified Support Services–2.96%
Cintas Corp.	168,631	47,042,990
Copart, Inc.(b)	424,932	43,113,601
		90,156,591
Education Services–1.32%
Bright Horizons Family Solutions, Inc.(b)	244,486	40,029,693
Electrical Components & Equipment–1.15%
AMETEK, Inc.	359,314	34,907,355
Electronic Equipment & Instruments–0.86%
Keysight Technologies, Inc.(b)	280,228	26,058,402
Environmental & Facilities Services–2.11%
Clean Harbors, Inc.(b)	232,032	19,077,671
Republic Services, Inc.	474,078	45,061,114
		64,138,785
Fertilizers & Agricultural Chemicals–0.58%
FMC Corp.	184,284	17,615,708
Financial Exchanges & Data–3.28%
MarketAxess Holdings, Inc.	68,298	24,189,786
MSCI, Inc.	207,148	59,202,898
Tradeweb Markets, Inc., Class A	352,326	16,270,415
		99,663,099
Health Care Equipment–8.75%
DexCom, Inc.(b)	281,454	67,760,050
Edwards Lifesciences Corp.(b)	160,265	35,235,863
IDEXX Laboratories, Inc.(b)	99,114	26,860,885
Masimo Corp.(b)	200,866	34,267,740
Novocure Ltd.(b)	165,069	13,446,521
ResMed, Inc.	143,913	22,877,850
STERIS PLC	220,011	33,153,457
Teleflex, Inc.	87,153	32,378,211
		265,980,577
Health Care Supplies–1.37%
Cooper Cos., Inc. (The)	30,894	10,716,820
West Pharmaceutical Services, Inc.	198,682	30,984,458
		41,701,278
Health Care Technology–0.76%
Veeva Systems, Inc., Class A(b)	158,764	23,276,390
Homebuilding–0.75%
D.R. Horton, Inc.	387,424	22,935,501
Hotels, Resorts & Cruise Lines–1.53%
Choice Hotels International, Inc.	158,623	15,894,025
Hilton Worldwide Holdings, Inc.	283,527	30,564,210
		46,458,235
Industrial Conglomerates–2.80%
Carlisle Cos., Inc.	182,990	28,588,528

See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Growth Fund

Shares		Value
Industrial Conglomerates–(continued)
Roper Technologies, Inc.	148,293	$56,597,506
		85,186,034
Industrial Machinery–1.66%
IDEX Corp.	172,341	28,238,073
Nordson Corp.	131,376	22,184,151
		50,422,224
Insurance Brokers–1.09%
Arthur J. Gallagher & Co.	323,891	33,221,500
Interactive Media & Services–1.07%
IAC/InterActiveCorp.(b)	133,515	32,522,919
Internet Services & Infrastructure–0.93%
Twilio, Inc., Class A(b)	227,194	28,249,302
Investment Banking & Brokerage–1.19%
LPL Financial Holdings, Inc.	391,585	36,076,726
IT Consulting & Other Services–2.24%
Booz Allen Hamilton Holding Corp.	498,853	38,930,488
EPAM Systems, Inc.(b)	128,199	29,247,320
		68,177,808
Leisure Facilities–0.82%
Planet Fitness, Inc., Class A(b)	309,073	24,970,008
Life Sciences Tools & Services–3.65%
Bio-Rad Laboratories, Inc., Class A(b)	64,895	23,421,903
Bio-Techne Corp.	109,070	22,901,428
ICON PLC (Ireland)(b)	197,202	33,252,201
IQVIA Holdings, Inc.(b)	201,950	31,352,738
		110,928,270
Metal & Glass Containers–0.84%
Ball Corp.	353,563	25,520,177
Movies & Entertainment–1.40%
Live Nation Entertainment, Inc.(b)	459,432	31,314,885
Roku, Inc.(b)	93,626	11,324,065
		42,638,950
Office REITs–0.86%
Alexandria Real Estate Equities, Inc.	159,635	26,052,432
Oil & Gas Storage & Transportation–0.43%
Cheniere Energy, Inc.(b)	220,176	13,043,226
Packaged Foods & Meats–1.83%
Lamb Weston Holdings, Inc.	126,064	11,510,904
McCormick & Co., Inc.	175,199	28,622,260
Simply Good Foods Co. (The)(b)	78,737	1,808,589
Tyson Foods, Inc., Class A	165,403	13,667,250
		55,609,003
Paper Packaging–0.51%
Avery Dennison Corp.	117,703	15,447,342
Shares		Value
Railroads–1.26%
Kansas City Southern	226,646	$38,232,914
Real Estate Services–1.11%
CBRE Group, Inc., Class A(b)	555,005	33,883,055
Regional Banks–1.16%
First Republic Bank	318,989	35,369,500
Research & Consulting Services–4.48%
CoStar Group, Inc.(b)	89,670	58,553,613
IHS Markit Ltd.(b)	405,653	31,989,795
TransUnion	499,288	45,784,710
		136,328,118
Restaurants–1.50%
Chipotle Mexican Grill, Inc.(b)	52,585	45,578,575
Semiconductor Equipment–4.17%
KLA Corp.	326,928	54,185,046
Lam Research Corp.	196,142	58,491,506
MKS Instruments, Inc.	134,089	14,055,209
		126,731,761
Semiconductors–4.37%
Advanced Micro Devices, Inc.(b)	962,559	45,240,273
Marvell Technology Group Ltd.	1,063,566	25,568,127
Monolithic Power Systems, Inc.	212,783	36,422,066
NXP Semiconductors N.V. (Netherlands)	203,634	25,833,009
		133,063,475
Specialized REITs–1.03%
SBA Communications Corp., Class A	125,904	31,420,602
Technology Distributors–1.64%
CDW Corp.	382,791	49,935,086
Trucking–0.94%
Old Dominion Freight Line, Inc.	145,420	28,535,767
Total Common Stocks & Other Equity Interests (Cost $2,454,812,895)		3,002,755,652
Money Market Funds–1.21%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(c)	13,072,030	13,072,030
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(c)	8,777,071	8,780,582
Invesco Treasury Portfolio, Institutional Class, 1.47%(c)	14,939,463	14,939,463
Total Money Market Funds (Cost $36,792,075)		36,792,075
TOTAL INVESTMENTS IN SECURITIES–99.94% (Cost $2,491,604,970)		3,039,547,727
OTHER ASSETS LESS LIABILITIES—0.06%		1,842,960
NET ASSETS–100.00%		$3,041,390,687
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of January 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Mid Cap Growth Fund